Insurance Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Insurance Receivables [Abstract]
Schedule of insurance receivables
	2021	2020
	USD ‘000	USD ‘000
Receivables from insurance companies and intermediaries	193,701	175,840
Less: Expected credit losses on insurance receivables	(14,356)	(9,235)
	179,345	166,605

Schedule of movement in the expected credit losses
	2021	2020
	USD ‘000	USD ‘000
Opening balance	9,235	6,394
Provision for the year	5,181	2,861
Write-offs	(60)	(20)
Ending balance	14,356	9,235